Effects of adoption of IFRS 17	6 Months Ended
Jun. 30, 2023
Insurance Contracts [Abstract]
Effects of adoption of IFRS 17

16	Effects of adoption of IFRS 17
On 1 January 2023, the Group adopted IFRS 17 ‘Insurance Contracts’, and as required by the standard applied the requirements retrospectively, with comparatives restated from the transition date, 1 January 2022. Under IFRS 17 there is no PVIF intangible asset recognised. Instead, the measurement of the insurance contract liability is based on groups of insurance contracts and includes fulfilment cash flows, as well as the CSM unearned profit. The impact of transitioning to IFRS 17 on the consolidated financial statements of the Group was a reduction to total equity of $10,459m at 1 January 2022. In contrast to the Group’s IFRS 4 accounting where profits are recognised upfront, under IFRS 17 they are deferred within the CSM which is systematically recognised in revenue as services are provided over the expected coverage period of groups of insurance contracts. Losses resulting from the recognition of onerous contracts are not deferred but recognised in the income statement as they arise. The impact on the Group’s consolidated balance sheet, income statement and other comprehensive income are set out in the tables below.
Further information about the effect of the adoption of IFRS 17 is provided in Note 1 ‘Basis of preparation of material accounting policies’ on page 113 and in the Report on Transition to IFRS 17 ‘Insurance Contracts’ issued on 2 May 2023.
IFRS 17 transition impact on the Group consolidated balance sheet at 1 January 2022

	IFRS 4	Removal of PVIF and IFRS 4	Remeasure-ment effect of IFRS 9 re-designations	IFRS 17 fulfilment cash flows	IFRS 17 CSM	Tax effect	IFRS 17	Total movements
	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	49,804	—	60,991	—	—	—	110,795	60,991
Loans and advances to banks	83,136	—	(569)	—	—	—	82,567	(569)
Loans and advances to customers	1,045,814	—	(1,280)	—	—	—	1,044,534	(1,280)
Financial investments	446,274	—	(54,269)	—	—	—	392,005	(54,269)
Goodwill and intangible assets	20,622	(9,453)	—	—	—	—	11,169	(9,453)
Deferred tax assets	4,624	—	—	—	—	808	5,432	808
All other assets	1,307,665	(4,468)	—	4,198	(105)	—	1,307,290	(375)
Total assets	2,957,939	(13,921)	4,873	4,198	(105)	808	2,953,792	(4,147)
Liabilities and equity
Liabilities
Insurance contract liabilities	112,745	(112,745)	—	109,393	9,914	—	119,307	6,562
Deferred tax liabilities	4,673	—	—	—	—	(1,379)	3,294	(1,379)
All other liabilities	2,633,744	78	—	1,102	(51)	—	2,634,873	1,129
Total liabilities	2,751,162	(112,667)	—	110,495	9,863	(1,379)	2,757,474	6,312
Total shareholders’ equity	198,250	92,738	4,558	(99,631)	(8,847)	1,947	189,015	(9,235)
Non-controlling interests	8,527	6,008	315	(6,666)	(1,121)	240	7,303	(1,224)
Total equity	206,777	98,746	4,873	(106,297)	(9,968)	2,187	196,318	(10,459)
Total liabilities and equity	2,957,939	(13,921)	4,873	4,198	(105)	808	2,953,792	(4,147)

Transition drivers
Removal of PVIF and IFRS 4 balances
The PVIF intangible asset of $9,453m previously reported under IFRS 4 within ‘Goodwill and intangible assets’ arose from the upfront recognition of future profits associated with in-force insurance contracts. The PVIF intangible asset is no longer reported following the transition to IFRS 17, as future profits are deferred within the CSM. Other IFRS 4 insurance contract assets (shown above within ‘All other assets’) and insurance contract liabilities are removed on transition, to be replaced with IFRS 17 balances.
IFRS 9 asset re-designation
Loans and advances of $1,849m and debt securities of $53,201m, both supporting associated insurance liabilities, were re-designated from an amortised cost classification to fair value through profit and loss. Debt securities supporting the associated insurance liabilities of $1,068m were reclassified from fair value through other comprehensive income to fair value through profit or loss. The re-designations were made in order to more closely align the asset accounting with the valuation of the associated insurance liabilities. The re-designation of amortised cost assets generated a net increase to assets of $4,873m because the fair value measurement on transition was higher than the previous amortised cost carrying amount.
Recognition of the IFRS 17 fulfilment cash flows
The measurement of the insurance contracts liabilities under IFRS 17 is based on groups of insurance contracts and includes a liability for fulfilling the insurance contracts, such as premiums, expenses, insurance benefits and claims including policyholder returns and the cost of guarantees. These are recorded within the fulfilment cash flow component of the insurance contract liability, together with the risk adjustment for non-financial risk.
Recognition of the IFRS 17 CSM
The CSM is a component of the insurance contract liability and represents the future unearned profit associated with insurance contracts which will be released to the profit and loss over the expected coverage period.
Tax effect
The removal of deferred tax liabilities primarily results from the removal of the associated PVIF intangible asset, and new deferred tax assets are reported, where appropriate, on temporary differences between the new IFRS 17 accounting balances and their associated tax bases.
IFRS 17 transition impact on the reported Group consolidated income statement for the 6 months ended 30 June 2022

	IFRS 4	Removal of PVIF and IFRS 4	Remeasure-ment effect of IFRS 9 re-designations	Insurance finance income/expense	IFRS 17 CSM	Onerous contracts	Experience variance and other	Attribut- able expenses	Tax effect	IFRS 17
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Net interest income	14,451	—	(1,066)	—	—	—	—	—	—	13,385
Net fee income	6,064	—	—	—	—	—	—	164	—	6,228
Net income from financial instruments held for trading or managed on a fair value basis	4,921	—	(65)	—	—	—	—	—	—	4,856
Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(3,051)	—	(8,798)	—	—	—	—	—	—	(11,849)
Net insurance premium income	7,646	(7,646)	—	—	—	—	—	—	—	—
Insurance finance income/(expense)	—	—	—	11,773				—	—	11,773
Insurance service result	—	—	—	—	459	(120)	31	—	—	370
– insurance revenue	—	—	—	—	459		521	—	—	980
– insurance service expense	—	—	—	—		(120)	(490)	—	—	(610)
Other operating income/(loss)	654	(892)		52			(32)			(218)
Total operating income	30,685	(8,538)	(9,929)	11,825	459	(120)	(1)	164	—	24,545
Net insurance claims and benefits paid and movement in liabilities to policyholders	(5,449)	5,449	—	—	—	—	—	—	—	—
Net operating income before change in expected credit losses and other credit impairment charges	25,236	(3,089)	(9,929)	11,825	459	(120)	(1)	164	—	24,545
Change in expected credit losses and other credit impairment charges	(1,090)	—	3	—	—	—	—	—	—	(1,087)
Net operating income	24,146	(3,089)	(9,926)	11,825	459	(120)	(1)	164	—	23,458
Total operating expenses	(16,419)		—	—	—	—	—	292	—	(16,127)
Operating profit	7,727	(3,089)	(9,926)	11,825	459	(120)	(1)	456	—	7,331
Share of profit in associates and joint ventures	1,449	—	—	—	—	—	—	—	—	1,449
Profit before tax	9,176	(3,089)	(9,926)	11,825	459	(120)	(1)	456	—	8,780
Tax expense	39	—	—	—	—	—	—	—	112	151
Profit for the period	9,215	(3,089)	(9,926)	11,825	459	(120)	(1)	456	112	8,931

Transition drivers
Removal of IFRS 4-based revenue items
As a result of the removal of the PVIF intangible asset and IFRS 4 results, the associated revenue of $892m for the six months to 30 June 2022 that was previously reported within ‘Other operating income’ is no longer reported under IFRS 17. This includes the removal of the value of new business and changes to PVIF intangible asset from valuation adjustments and experience variances.
On the implementation of IFRS 17, new income statement line items associated with insurance contract accounting were introduced. Consequently, the previously reported IFRS 4 line items ‘Net insurance premium income’ and ‘Net insurance claims and benefits paid and movement in liabilities to policyholders’ were also removed.
IFRS 9 re-designations
Following the re-designation of financial assets supporting associated insurance liabilities to fair value through profit or loss classification, the related income statement reporting also changed. Under our previous IFRS 4-based reporting convention, these assets generated interest income of $1,066m for the six months to 30 June 2022, which is no longer reported in ‘Net interest income’ under IFRS 17. To the extent that this interest income was shared with policyholders, the corresponding policyholder sharing obligation was previously included within the ‘net insurance claims and benefits paid and movement in liabilities to policyholders’ line.
Following re-designation to fair value through profit or loss, gains and losses from changes in the fair value of underlying assets, together with interest income earned, are both reported within ‘Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’. Similar to an IFRS 4 basis, IFRS 17 accounting provides for an offset. While this offset was reported within the claims line under IFRS 4, under IFRS 17 it is reported within the ‘Insurance finance income/(expense)’ line described below.
Introduction of IFRS 17 income statement
Insurance finance income/(expense)
Insurance finance income/(expense) of $11,773m for the six months to 30 June 2022 represents the change in the carrying amount of insurance contracts arising from the effect of, and changes in, the time value of money and financial risk. For variable fee approach contracts, which represent more than 90% of HSBC’s insurance contracts, the insurance finance income/(expense) includes the changes in the fair value of underlying items (excluding additions and withdrawals). It therefore has an offsetting impact to investment income earned on underlying assets supporting insurance contracts. This includes an offsetting impact to the gains and losses on assets re-designated on transition to fair value through profit or loss, and which is now included in ‘Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’.
CSM
Revenue is recognised for the release of the CSM associated with the in-force business, which was allocated at a rate of approximately 9% during 2022. The CSM release is largely impacted by the constant measure allocation approach for investment services, but may vary over time primarily due to changes in the total amount of CSM reported on the balance sheet from factors such as new business written, changes to levels of actual returns earned on underlying assets, or changes to assumptions.
Onerous contracts
Losses on onerous contracts are taken to the income statement as incurred.
Experience variance and other
‘Experience variance and other’ represents the expected expenses, claims and recovery of acquisition cash flows, which are reported as part of the insurance revenue. This is offset with the actual expenses and claims incurred in the period and amortisation of acquisition cash flows, which are reported as part of insurance service expense.
Attributable expenses
Directly attributable expenses are the costs associated with originating and fulfilling an identified portfolio of insurance contracts. These costs include distribution fees paid to third parties as part of originating insurance contracts together with appropriate allocations of fixed and variable overheads, which are included within the fulfilment cash flows and are no longer shown on the operating expenses line.
IFRS 17 transition impact on the Group comprehensive income

	Half year to
	31 Dec	31 Dec	30 Jun	30 Jun
	2022	2022	2022	2022
	IFRS 17	IFRS 4	IFRS 17	IFRS 4
	$m	$m	$m	$m
Opening total equity for the period	186,105	196,690	196,318	206,777
of which
– retained earnings	140,860	150,417	135,236	144,458
– financial assets at FVOCI reserve	(6,011)	(5,354)	49	(634)
– insurance finance reserve	664	—	(696)	—
Profit for the period	7,318	7,455	8,931	9,215
Debt instruments at fair value through other comprehensive income	(986)	(561)	(6,246)	(4,907)
Equity instruments designated at fair value through other comprehensive income	(51)	(51)	158	158
Insurance finance income recognised in other comprehensive income	415	—	1,360	—
Other comprehensive expense for the period, net of tax	(4,090)	(3,990)	(7,801)	(7,950)
Total comprehensive (expense)/income for the period	2,606	2,853	(3,598)	(3,484)
Other movements	(3,514)	(3,515)	(6,615)	(6,603)
Closing total equity for the period	185,197	196,028	186,105	196,690
Transition drivers
Insurance finance reserve
The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in OCI. At the transition date an insurance finance reserve of $696m was recognised and following transition, gains net of tax of $1,360m were recorded in the six months to 30 June 2022 and $415m for the six-month period to 31 December 2022. An offsetting fair value through other comprehensive income reserve of $683m recorded on transition represents the accumulated fair value movements on assets supporting these insurance liabilities, with associated losses net of tax of $1,439m recorded within the fair value through other comprehensive income reserve for the six months to 30 June 2022 and $459m for the six months to 31 December 2022.

Group‘s consolidated balance sheet as at the transition date and at 31 December 2022
	IFRS 17		IFRS 4
	31 Dec	1 Jan	31 Dec	31 Dec
	2022	2022	2022	2021
	$m	$m	$m	$m
Assets
Cash and balances at central banks	327,002	403,018	327,002	403,018
Items in the course of collection from other banks	7,297	4,136	7,297	4,136
Hong Kong Government certificates of indebtedness	43,787	42,578	43,787	42,578
Trading assets	218,093	248,842	218,093	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	100,101	110,795	45,063	49,804
Derivatives	284,159	196,882	284,146	196,882
Loans and advances to banks	104,475	82,567	104,882	83,136
Loans and advances to customers	923,561	1,044,534	924,854	1,045,814
Reverse repurchase agreements – non-trading	253,754	241,648	253,754	241,648
Financial investments	364,726	392,005	425,564	446,274
Assets held for sale	115,919	3,411	115,919	3,411
Prepayments, accrued income and other assets	156,149	136,196	156,866	136,571
Current tax assets	1,230	970	1,230	970
Interests in associates and joint ventures	29,254	29,609	29,254	29,609
Goodwill and intangible assets	11,419	11,169	21,321	20,622
Deferred tax assets	8,360	5,432	7,498	4,624
Total assets	2,949,286	2,953,792	2,966,530	2,957,939
Liabilities and equity
Liabilities
Hong Kong currency notes in circulation	43,787	42,578	43,787	42,578
Deposits by banks	66,722	101,152	66,722	101,152
Customer accounts	1,570,303	1,710,574	1,570,303	1,710,574
Repurchase agreements – non-trading	127,747	126,670	127,747	126,670
Items in the course of transmission to other banks	7,864	5,214	7,864	5,214
Trading liabilities	72,353	84,904	72,353	84,904
Financial liabilities designated at fair value	127,321	145,503	127,327	145,502
Derivatives	285,762	191,064	285,764	191,064
Debt securities in issue	78,149	78,557	78,149	78,557
Liabilities of disposal groups held for sale	114,597	9,005	114,597	9,005
Accruals, deferred income and other liabilities	134,313	115,900	133,240	114,773
Current tax liabilities	1,135	699	1,135	698
Insurance contract liabilities	108,816	119,307	114,844	112,745
Provisions	1,958	2,566	1,958	2,566
Deferred tax liabilities	972	3,294	2,422	4,673
Subordinated liabilities	22,290	20,487	22,290	20,487
Total liabilities	2,764,089	2,757,474	2,770,502	2,751,162
Equity
Called up share capital	10,147	10,316	10,147	10,316
Share premium account	14,664	14,602	14,664	14,602
Other equity instruments	19,746	22,414	19,746	22,414
Other reserves	(9,133)	6,447	(9,141)	6,460
Retained earnings	142,409	135,236	152,068	144,458
Total shareholders‘ equity	177,833	189,015	187,484	198,250
Non-controlling interests	7,364	7,303	8,544	8,527
Total equity	185,197	196,318	196,028	206,777
Total liabilities and equity	2,949,286	2,953,792	2,966,530	2,957,939